CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 2,556			$ 4,866			$ 5,682	$ 17,964	$ 20,968	$ 41,867	$ 23,028
Operating expenses:
Cost of goods sold				1,558			620	5,566	6,174	7,266
Research and development	1,362			25,451			32,634	80,095	108,510	91,879	82,701
General and administrative	6,475			6,755			19,699	21,191	27,779	30,257	29,410
Restructuring	707						5,689
Total operating expenses	8,544			33,764			58,642	106,852	142,463	129,402	112,111
Operating loss	(5,988)			(28,898)			(52,960)	(88,888)	(121,495)	(87,535)	(89,083)
Other income, net	766			866			2,407	2,712	3,586	2,061	642
Impairment of long-lived assets	(4,274)						(4,274)
Inventory write-down	(1,020)						(2,509)		(526)	(34)	0
Non-cash interest expense on liability related to sales of future royalties and milestones	(1,960)						(5,852)		(604)
Net loss	$ (12,476)	$ (20,016)	$ (30,696)	$ (28,032)	$ (31,479)	$ (26,665)	$ (63,188)	$ (86,176)	$ (118,513)	$ (85,474)	$ (88,441)
Net loss per share:
Basic (in dollars per share)	$ (2.73)			$ (6.2)			$ (13.86)	$ (19.14)	$ (26.26)	$ (19.12)	$ (20.93)
Diluted (in dollars per share)	$ (2.73)			$ (6.2)			$ (13.86)	$ (19.14)	$ (26.26)	$ (19.12)	$ (20.93)
Weighted average shares:
Basic (in shares)	4,570,320			4,519,641			4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Diluted (in shares)	4,570,320			4,519,641			4,559,944	4,503,187	4,512,422	4,471,130	4,226,564
Other comprehensive income, net of tax of $0:
Change in unrealized gains on available-for-sale marketable securities	$ 96			$ 291			$ 235	$ 1,233	$ 1,412	$ (1,314)	$ (431)
Total comprehensive loss	(12,380)			(27,741)			(62,953)	(84,943)	(117,101)	(86,788)	(88,872)
Collaborative revenue
Revenue:
Total revenue	1,298			2,471			2,086	10,631	12,936	16,572	706
Commercial supply revenue
Revenue:
Total revenue				1,252			640	5,843	5,843	10,223	701
License and milestone fees
Revenue:
Total revenue				910				910	910	15,000	21,223
Royalty revenue
Revenue:
Total revenue				167				415	415	$ 72
Clinical compound revenue
Revenue:
Total revenue				$ 66			84	$ 165	165		$ 398
Other revenue
Revenue:
Total revenue	$ 1,258						$ 2,872		$ 699